Cash flow information (Tables)	12 Months Ended
Jun. 30, 2020
Statement Of Cash Flows [Abstract]
Summary of Cash Flow Information

(in U.S. dollars, in thousands)	As of June 30,
(a) Reconciliation of cash and cash equivalents	2020	2019	2018
Cash at bank	128,916	50,005	37,221
Deposits at call	412	421	542
	129,328	50,426	37,763

(in U.S. dollars, in thousands)	Year Ended June 30,
(b) Reconciliation of net cash flows used in operations with loss after income tax	2020	2019	2018
Loss for the period	(77,940)	(89,799)	(35,290)
Add/(deduct) net loss for non-cash items as follows:
Depreciation and amortization	3,667	2,139	2,650
Foreign exchange (gains)/losses	(302)	(154)	(160)
Finance costs	8,800	6,914	725
Remeasurement of borrowing arrangements	(607)	376	—
Remeasurement of contingent consideration	(1,380)	6,264	(10,541)
Payment under a license agreement paid in shares	—	—	1,000
Payment for services rendered in shares	—	620	—
Equity settled share-based payment	7,522	4,368	6,199
Deferred tax benefit	(9,415)	(8,955)	(30,664)
Change in operating assets and liabilities:
Decrease/(increase) in trade and other receivables	890	4,974	(6,093)
Decrease/(increase) in prepayments	2,292	5,237	1,503
Decrease/(increase) in tax assets	1,499	1,729	(1,807)
Increase/(decrease) in trade creditors and accruals	12,508	(3,972)	(4,464)
Increase/(decrease) in provisions	3,601	2,469	1,930
(Decrease)/increase in deferred consideration	(7,500)	10,000	—
Net cash outflows used in operations	(56,365)	(57,790)	(75,012)